Financial instruments, Liquidity risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Financial liabilities [Abstract]
Loans and financing	R$ 385,514	R$ 26,697	[1]	R$ 84,310
Debentures	0	1,665,629		R$ 1,417,081
Accounts payable for acquisition of investment	0	9,712
Accounts payable for land acquisition	19,377	16,755
Total	1,708,558	1,854,027
Liquidity risk [Member] | Less than One Year [Member]
Financial liabilities [Abstract]
Loans and financing	14,139	16,732
Debentures	0	1,665,629
Trade accounts payable	128,113	108,435
Labor payable	108,191	106,908
Tax liabilities	167,040	294,333
Accounts payable for acquisition of investment	0	4,856
Put option on the Company's shares	37,884	0
Accounts payable for land acquisition	8,965	9,112
Total	464,332	2,206,005
Liquidity risk [Member] | 1 - 2 Years [Member]
Financial liabilities [Abstract]
Loans and financing	1,709	9,277
Debentures	0	0
Trade accounts payable	0	0
Labor payable	0	0
Tax liabilities	178,570	236,096
Accounts payable for acquisition of investment	0	4,856
Put option on the Company's shares	0	0
Accounts payable for land acquisition	10,412	7,643
Total	190,691	257,872
Liquidity risk [Member] | 2 - 5 Years [Member]
Financial liabilities [Abstract]
Loans and financing	100,841	688
Debentures	267,245	0
Trade accounts payable	0	0
Labor payable	0	0
Tax liabilities	26,684	0
Accounts payable for acquisition of investment	0	0
Put option on the Company's shares	0	0
Accounts payable for land acquisition	0	0
Total	394,770	688
Liquidity risk [Member] | > 5 Years [Member]
Financial liabilities [Abstract]
Loans and financing	268,825	0
Debentures	801,734	0
Trade accounts payable	0	0
Labor payable	0	0
Tax liabilities	190,581	0
Accounts payable for acquisition of investment	0	0
Put option on the Company's shares	0	0
Accounts payable for land acquisition	0	0
Total	R$ 1,261,140	R$ 0

[1]	On June 13, 2017, Estre and BTG Pactual executed a private debt acknowledgment instrument (Instrumento Particular de Confissao de Divida) that progressively repealed and replaced the indenture governing the first issuance of debentures, and had substantially the same terms and conditions as those debentures. As part of Estre's debt restructuring described in Note 1.2, Estre, the Company partially repaid the outstanding balance of these debentures and related debt acknowledgment instrument. For additional information, see note 14.